Revenue	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue

11. Revenue

Disaggregation of Revenue

The tables below reflect revenue by major source  s for the six months ended September 30, 2025 and 2024. The Company had no revenue derived from geographical regions outside of Japan during the six months ended September 30, 2025 and 2024. All revenue during the six months ended September 30, 2025 and 2024 was recognized when the performance obligation was satisfied over time.

	Six Months Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Sales of Software	¥97,199	¥63,597
Consulting and Support Services	157,023	290,411
Total	¥254,222	¥354,008

During the six months ended September 30, 2025 and 2024, revenue from consulting and support services was primarily generated from provision of e-learning and software installation support services.

The following table summarizes the activity in deferred revenue during the six months ended September 30, 2025 and the fiscal year ended March 31, 2025.

	Six Months Ended September 30,	Fiscal Year Ended March 31,
	2025	2025
	(unaudited)
Deferred revenue, beginning of period	¥764,933	¥399,413
Deferred revenue, end of period	912,301	764,933

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	222,849	93,870

As of September 30, 2025 and March 31, 2025, deferred revenue represents the Company’s remaining performance obligations to provide software, e-learning and software installation support services for which consideration has been received.

As of September 30, 2025 and March 31, 2025, revenue of JPY882,983 and JPY764,933, respectively, is expected to be recognized from remaining performance obligations for customer contracts. As of September 30, 2025 and March 31, 2025, the Company expects to recognize revenue of JPY444,955 and JPY351,937,   respectively, of these remaining performance obligations over the next 12 months, with the remaining balance to be recognized thereafter.